UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

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STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Money Market Fund

August 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.6%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; RBS
Citizens NA)	0.44	9/7/10	3,265,000	a	3,265,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	0.35	9/7/10	2,545,000	a	2,545,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.24	9/1/10	2,550,000	a	2,550,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key
Bank)	0.48	9/7/10	4,020,000	a	4,020,000
Attica,
GO Notes, BAN	2.00	11/19/10	1,000,000		1,001,925
Belfast Central School District,
GO Notes, BAN	1.75	5/17/11	1,800,000		1,808,163
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	0.50	9/7/10	1,285,000	a	1,285,000
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project) (LOC;
Key Bank)	0.48	9/7/10	760,000	a	760,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)	0.38	9/7/10	3,820,000	a	3,820,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	0.37	9/7/10	1,600,000	a	1,600,000
Elmira City School District,
GO Notes, BAN	1.50	6/30/11	2,900,000		2,908,302
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	0.48	9/7/10	2,100,000	a	2,100,000
Erie County Industrial Development
Agency, Civic Facility Revenue

(DePaul Community Facilities,
Inc. Project) (LOC; Key Bank)	0.48	9/7/10
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	0.48	9/7/10
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project) (LOC; Key
Bank)	0.48	9/7/10
Forestville Central School
District, GO Notes, BAN	2.00	7/14/11
Hamburg Central School District,
GO Notes, RAN	1.25	11/18/10
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.48	9/7/10
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Bank)	0.35	9/7/10
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.39	9/7/10
Metropolitan Transportation
Authority, RAN	2.00	12/31/10
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	0.31	9/7/10
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.30	9/7/10
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.32	9/7/10
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.35	9/7/10
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College

1,200,000	a	1,200,000
1,665,000	a	1,665,000

410,000	a	410,000
1,507,997		1,519,222
1,900,000		1,902,003

930,000	a	930,000
300,000	a	300,000

9,400,000	a	9,400,000
3,000,000		3,015,985

6,615,000 a,b

6,615,000

6,220,000 a

6,220,000

8,225,000 a

8,225,000

6,460,000 a

6,460,000

Project) (LOC; M&T Bank)	0.36	9/7/10
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Banco Santander)	0.50	9/7/10
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC;
Commerce Bank NA)	0.38	9/7/10
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.60	9/1/10
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.27	9/1/10
New York City,
GO Notes (LOC; Bank of America)	0.26	9/1/10
New York City,
GO Notes (LOC; Bank of America)	0.30	9/7/10
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.33	9/7/10
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.33	9/7/10
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.30	9/7/10
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.55	9/7/10
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children's School
Project) (LOC; Wachovia Bank)	0.33	9/7/10
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	0.55	9/7/10
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.40	9/14/10
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11

2,680,000 a

2,680,000

11,200,000 a

11,200,000

1,395,000	a	1,395,000
12,350,000	a	12,350,000
16,105,000	a	16,105,000
2,850,000	a	2,850,000
4,900,000	a	4,900,000
11,400,000	a	11,400,000
3,600,000	a,b	3,600,000

4,750,000 a

4,750,000

1,635,000 a

1,635,000

1,800,000 a

1,800,000

940,000 a

940,000

2,200,000

2,200,000

9,000,000

9,000,000

New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.34	9/7/10
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.33	9/7/10
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.29	9/7/10
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.31	9/7/10
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.30	9/7/10
Olean,
GO Notes, BAN	1.50	8/11/11
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; FHLB)	0.42	9/7/10
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	0.40	9/7/10
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.48	9/7/10
Port Authority of New York and New
Jersey, Equipment Notes	0.36	9/7/10
Ravena-Coeymans-Selkirk Central
School District, GO Notes, RAN	1.00	10/15/10
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.32	9/1/10
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.40	9/7/10
Rome,
GO Notes, BAN	1.25	1/20/11
Sag Harbor Union Free School
District, GO Notes, TAN	1.50	6/23/11

3,000,000 a

3,000,000

1,500,000	a	1,500,000
8,400,000	a	8,400,000
18,100,000	a	18,100,000
3,000,000	a	3,000,000
2,000,000		2,003,610

3,225,000 a

3,225,000

2,385,000 a

2,385,000

2,320,000	a	2,320,000
2,800,000	a	2,800,000
1,400,000		1,400,417

3,840,000	a	3,840,000

2,160,000	a	2,160,000
1,700,000		1,701,627
1,700,000		1,705,424

Schenectady,
GO Notes, BAN	1.50	5/20/11	5,600,000		5,609,839
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	0.48	9/7/10	1,270,000	a	1,270,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.33	9/7/10	2,600,000	a	2,600,000
Sullivan County,
GO Notes, BAN	1.50	3/10/11	2,590,000		2,599,366
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.35	9/7/10	2,000,000	a	2,000,000
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	2,800,000		2,819,038
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca,
Inc. Project) (LOC; Wachovia
Bank)	0.34	9/7/10	4,660,000	a	4,660,000
Wappingers Central School
District, GO Notes, TAN	1.00	10/29/10	1,000,000		1,000,646
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	0.33	9/7/10	2,880,000	a	2,880,000

Total Investments (cost $245,310,567)			99.6%		245,310,567
Cash and Receivables (Net)			.4%		970,758
Net Assets			100.0%		246,281,325

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities amounted to $10,215,000 or 4.1% of net assets.

At August 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	245,310,567
Level 3 - Significant Unobservable Inputs	-
Total	245,310,567

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

-